Investment Contract with Principal Life Insurance Company ("PLIC") - Narrative (Details) - EBP 053	12 Months Ended
Dec. 31, 2025
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Payment and transfer period	3 days
Market condition maximum payment and transfer period	30 days
Guaranteed Investment Contract
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Interest termination payment period	12 months
Immediate interest termination penalty fee, percentage	5.00%